Subsequent Events (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2022	Jan. 31, 2022	Apr. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Ordinary shares repurchased			57,568
Ordinary shares repurchased value			$ 2,552	$ 14,291	$ 16,798	$ 7,971
Global Share Incentive Plan (2013) [Member] | Options [Member]
Subsequent Event [Line Items]
Options and RSU approved for grant during period not yet issued	26,666	121,508
Global Share Incentive Plan (2013) [Member] | RSUs [Member]
Subsequent Event [Line Items]
Options and RSU approved for grant during period not yet issued		16,000